Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 5,159,611	$ 26,847,426
Trade accounts receivable, net	3,199,787	775,035
Other receivables	783,889	1,242,803
Inventories	796,166	770,342
Restricted cash	1,271,849	459,940
Derivatives	949,201	0
Prepaid expenses	234,015	314,397
Due from related companies	1,923,892	0
Total current assets	14,318,410	30,409,943
Long-term assets
Vessels, net	160,220,613	128,492,819
Derivatives	640,630	210,113
Restricted cash	2,020,000	2,220,000
Total assets	177,199,653	161,332,875
Current liabilities
Long-term bank loans, current portion	23,054,627	13,949,720
Trade accounts payable	1,432,615	855,825
Accrued expenses	749,462	852,442
Deferred revenues	752,883	1,514,543
Derivatives	0	289,430
Due to related companies	0	244,587
Total current liabilities	25,989,587	17,706,547
Long-term liabilities
Long-term bank loans, net of current portion	48,123,176	64,702,947
Total long-term liabilities	48,123,176	64,702,947
Total liabilities	74,112,763	82,409,494
Commitments and Contingencies
Shareholders’ equity
Common stock (par value $0.01, 200,000,000 shares authorized, 2,919,191 and 2,984,321 issued and outstanding, respectively)	29,843	29,192
Additional paid-in capital	71,014,037	67,963,707
Retained earnings	32,043,010	10,930,482
Total shareholders’ equity	103,086,890	78,923,381
Total liabilities and shareholders’ equity	$ 177,199,653	$ 161,332,875